AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2024
	Shares	Value
Common Stocks - 98.9%
Communication Services - 2.1%
IMAX Corp. (Canada)*,1	153,935	$3,157,207
Ziff Davis, Inc.*	40,865	1,988,491

Total Communication Services		5,145,698
Consumer Discretionary - 11.8%
Academy Sports & Outdoors, Inc.	53,555	3,125,470
Arhaus, Inc.[1]	89,265	1,098,852
BJ's Restaurants, Inc.*	49,145	1,600,161
Boot Barn Holdings, Inc.*	35,308	5,906,322
First Watch Restaurant Group, Inc.*,1	118,291	1,845,340
Fox Factory Holding Corp.*	34,460	1,430,090
Group 1 Automotive, Inc.	14,827	5,679,334
Patrick Industries, Inc.	21,421	3,049,708
Tri Pointe Homes, Inc.*	69,095	3,130,695
Worthington Enterprises, Inc.	43,823	1,816,463

Total Consumer Discretionary		28,682,435
Consumer Staples - 1.6%
Central Garden & Pet Co.*,1	90,490	3,300,170
Central Garden & Pet Co., Class A*	21,571	677,330

Total Consumer Staples		3,977,500
Energy - 7.3%
California Resources Corp.	34,770	1,824,382
Chord Energy Corp.	20,585	2,680,784
Crescent Energy Co., Class A	152,220	1,666,809
Magnolia Oil & Gas Corp., Class A1	121,285	2,961,780
Matador Resources Co.	51,466	2,543,450
Northern Oil & Gas, Inc.[1]	62,485	2,212,594
Permian Resources Corp.	133,418	1,815,819
Solaris Energy Infrastructure, Inc., Class A	173,665	2,215,965

Total Energy		17,921,583
Financials - 29.3%
Ameris Bancorp	71,363	4,452,338
Atlantic Union Bankshares Corp.	103,744	3,908,036
Cathay General Bancorp	67,417	2,895,560
City Holding Co.	29,799	3,498,105
Community Financial System, Inc.	48,794	2,833,468
Enterprise Financial Services Corp.	46,355	2,376,157
Federal Agricultural Mortgage Corp., Class C	27,394	5,133,910
First Financial Bancorp	109,364	2,759,254
First Interstate BancSystem, Inc., Class A	102,710	3,151,143
Glacier Bancorp, Inc.	50,075	2,288,427
International Bancshares Corp.	66,770	3,992,178
	Shares	Value

OceanFirst Financial Corp.	114,353	$2,125,822
Pacific Premier Bancorp, Inc.	82,174	2,067,498
Piper Sandler Cos.	22,042	6,255,740
PJT Partners, Inc., Class A1	41,822	5,576,545
Seacoast Banking Corp. of Florida	71,557	1,906,994
Selective Insurance Group, Inc.	52,200	4,870,260
Stifel Financial Corp.	49,434	4,641,853
Walker & Dunlop, Inc.	43,488	4,939,802
WesBanco, Inc.	56,353	1,678,192

Total Financials		71,351,282
Health Care - 10.1%
BioCryst Pharmaceuticals, Inc.*	222,535	1,691,266
Dynavax Technologies Corp.*,1	212,950	2,372,263
Integer Holdings Corp.*,1	41,241	5,361,330
Ligand Pharmaceuticals, Inc.*	34,047	3,407,764
NeoGenomics, Inc.*	228,458	3,369,755
OmniAb, Inc.*,2,3	10,502	0
OmniAb, Inc.*,2,3	10,502	0
Paragon 28, Inc.*,1	303,544	2,027,674
Supernus Pharmaceuticals, Inc.*	91,826	2,863,135
Ultragenyx Pharmaceutical, Inc.*	61,754	3,430,435

Total Health Care		24,523,622
Industrials - 13.8%
CBIZ, Inc.*	60,971	4,102,738
Chart Industries, Inc.*,1	17,536	2,176,919
Columbus McKinnon Corp.	82,217	2,959,812
Gates Industrial Corp. PLC*	129,925	2,280,184
Hillenbrand, Inc.	73,881	2,053,892
Hillman Solutions Corp.*	177,119	1,870,377
ICF International, Inc.	12,969	2,163,099
MDU Resources Group, Inc.	90,975	2,493,625
Primoris Services Corp.	98,320	5,710,425
UFP Industries, Inc.	33,225	4,359,452
Wabash National Corp.	64,135	1,230,751
WNS Holdings, Ltd. (India)*	42,135	2,220,936

Total Industrials		33,622,210
Information Technology - 3.0%
Endava PLC, Sponsored ADR (United Kingdom)*	45,215	1,154,791
Power Integrations, Inc.	27,770	1,780,612
Silicon Laboratories, Inc.*	23,100	2,669,667
Viavi Solutions, Inc.*	180,625	1,629,238

Total Information Technology		7,234,308

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 4.2%
Minerals Technologies, Inc.	34,776	$2,685,750
Orion, S.A.	167,651	2,985,864
Radius Recycling, Inc., Class A	56,020	1,038,611
Silgan Holdings, Inc.	37,040	1,944,600
Worthington Steel, Inc.	43,658	1,484,809

Total Materials		10,139,634
Real Estate - 12.5%
Acadia Realty Trust, REIT	109,435	2,569,534
Agree Realty Corp., REIT [1]	39,769	2,995,799
Essential Properties Realty Trust, Inc., REIT [1]	82,265	2,809,350
Four Corners Property Trust, Inc., REIT	121,393	3,558,029
Getty Realty Corp., REIT [1]	100,192	3,187,107
Independence Realty Trust, Inc., REIT [1]	258,197	5,293,038
Piedmont Office Realty Trust, Inc., Class A, REIT	266,960	2,696,296
Plymouth Industrial REIT, Inc.	96,245	2,175,137
STAG Industrial, Inc., REIT	75,675	2,958,136
Xenia Hotels & Resorts, Inc., REIT	150,796	2,227,257

Total Real Estate		30,469,683
Utilities - 3.2%
IDACORP, Inc.	29,929	3,085,380
Northwestern Energy Group, Inc.	42,608	2,438,030
Southwest Gas Holdings, Inc.	32,770	2,417,115

Total Utilities		7,940,525

Total Common Stocks (Cost $184,662,718)		241,008,480

	Principal Amount	Value
Short-Term Investments - 1.6%
Joint Repurchase Agreements - 0.8%[4]
Cantor Fitzgerald Securities, Inc., dated 09/30/24, due 10/01/24, 5.000% total to be received $1,000,139 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.408%, 05/01/26 - 08/20/74, totaling $1,020,000)	$1,000,000	$1,000,000
MUFG Securities America, Inc., dated 09/30/24, due 10/01/24, 4.870% total to be received $6,581 (collateralized by various U.S. Government Agency Obligations, 2.500% - 7.000%, 03/01/42 - 09/01/53, totaling $6,712)	6,580	6,580
National Bank Financial, Inc., dated 09/30/24, due 10/01/24, 4.900% total to be received $1,000,136 (collateralized by various U.S. Treasuries, 0.375% - 5.000%, 10/01/24 - 09/09/49, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		2,006,580
Repurchase Agreements - 0.8%
Fixed Income Clearing Corp., dated 09/30/24, due 10/01/24, 4.650% total to be received $1,786,231 (collateralized by a U.S. Treasury, 0.125%, 04/15/25, totaling $1,821,780)	1,786,000	1,786,000

Total Short-Term Investments (Cost $3,792,580)		3,792,580
Total Investments - 100.5% (Cost $188,455,298)		244,801,060
Other Assets, less Liabilities - (0.5)%		(1,177,790)
Net Assets - 100.0%		$243,623,270

*	Non-income producing security.
[1]	Some of these securities, amounting to $32,825,424 or 13.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security's value was determined by using significant unobservable inputs.
[3]	These securities are restricted and are not available for re-sale. Ligand Pharmaceuticals, Inc. (“Ligand”) completed a spin-off of OmniAb, Inc on November 2, 2022. Ligand shareholders received new holdings of OmniAb earn-out shares. The market value of earn-out shares was $0 on the date of the spin-off. At September 30, 2024, for each holding of OmniAb earn-out shares the cost was $19,190 and the market value of each was $0, which represents 0% of net assets.
[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

AMG GW&K Small Cap Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Financials	$71,351,282	—	—	$71,351,282
Industrials	33,622,210	—	—	33,622,210
Real Estate	30,469,683	—	—	30,469,683
Consumer Discretionary	28,682,435	—	—	28,682,435
Health Care	24,523,622	—	$0	24,523,622
Energy	17,921,583	—	—	17,921,583
Materials	10,139,634	—	—	10,139,634
Utilities	7,940,525	—	—	7,940,525
Information Technology	7,234,308	—	—	7,234,308
Communication Services	5,145,698	—	—	5,145,698
Consumer Staples	3,977,500	—	—	3,977,500
Short-Term Investments
Joint Repurchase Agreements	—	$2,006,580	—	2,006,580
Repurchase Agreements	—	1,786,000	—	1,786,000
Total Investments in Securities	$241,008,480	$3,792,580	$0	$244,801,060

The Level 3 common stocks were received as a result of a corporate action. The security's value was determined by using significant unobservable inputs. For the current period ended September 30, 2024, the change in unrealized depreciation was $0.
For the period ended September 30, 2024, there were no transfers in or out of Level 3. The Fund did not have any purchases and sales of Level 3 securities for the same period.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$32,825,424	$2,006,580	$31,477,488	$33,484,068
The following table summarizes the securities received as collateral for securities lending at September 30, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-7.625%	11/15/24-11/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.